Related party disclosures - Trade Receivables Due from Related Parties, Current (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 43,253	$ 2,346	$ 81,622	$ 0
Ajay Europe SARL
Related Party Disclosures [Line Items]
Current receivables due from related parties	8,932		7,967
Ajay North America LL.C.
Related Party Disclosures [Line Items]
Current receivables due from related parties	4,393		8,354
Soc. de Inversiones Pampa Calichera
Related Party Disclosures [Line Items]
Current receivables due from related parties	5		5
SQM Vitas Brasil Agroindustria
Related Party Disclosures [Line Items]
Current receivables due from related parties	0		32,054
SQM Vitas Perú S.A.C.
Related Party Disclosures [Line Items]
Current receivables due from related parties	27,115		31,081
SQM Vitas Fzco.
Related Party Disclosures [Line Items]
Current receivables due from related parties	232		232
Pavoni & C. Spa
Related Party Disclosures [Line Items]
Current receivables due from related parties	2,576		888
Covalent Lithium Pty Ltd.
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 0	$ 2,346	$ 1,041	$ 0